TAXATION - Income Taxes Paid (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Income taxes paid
Hong Kong	$ 560,154
Income Taxes Paid, Net, Total	1,646,304	$ 211,517	$ 761,907	$ 698,821
Unites States
Income taxes paid
Foreign	818,536
Others
Income taxes paid
Foreign	$ 267,614